Deferred Charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Deferred charges of dry-docking and special survey costs	$ 27,344	$ 27,021
Eurochampion 2004, Euronike, Archangel, Alaska and Arctic [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	$ 6,953	$ 5,234